Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 18,909	$ 18,606
Less: accumulated depreciation	(9,547)	(8,920)
Total	9,362	9,686
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	7,916	6,988
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	846	1,189
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,579	1,501
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	825	800
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	859	813
Leasehold property [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	6,791	7,228
Assets under construction [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 93	$ 87